Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

March 9, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A of Deutsche Global Equity Fund (to be renamed Deutsche Global Macro Fund effective May 8, 2017) (the “Fund”), a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 165 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 8, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect a new investment strategy for the Fund, including (i) a new Fund name; (ii) a new investment objective; (iii) the removal of the Fund’s policy to invest at least 80% of its assets in equity securities and other securities with equity characteristics; and (iv) the appointment of Deutsche Asset Management International GmbH, an affiliate of the Fund, as a subadvisor to the Fund. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on January 31, 2017 in Post-Effective Amendment No. 163 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price LLC